Income Taxes (Income Tax Expense Differs From Computed Amount Applying Statutory Rates To Income Before Income Taxes) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
Income Taxes [Abstract]
Current statutory income tax rate	26.80%	26.70%
Income tax expense at current statutory rates	$ 56	$ 197
Effect of tax rate changes	28	(5)
Equity (income) loss of an associate not recognized	54	(20)
Other	5	9
Total tax expense (income)	$ 143	$ 181